SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Accounts Receivable Net
Balance	$ 855,652	$ 109,699	$ 297,107	$ 181,889
Written-off				(97,500)
Allowance for expected credit losses	225,347	28,891	558,069	212,718
Exchange translation difference	(129)	(17)	476
Balance	$ 1,080,870	$ 138,573	$ 855,652	$ 297,107